Intangible assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	SFr 331
Intangible assets at end of period	271	SFr 331
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	331
Intangible assets at end of period	271	331
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,904	1,530
Additions	240	374
Disposals	(22)	0
Intangible assets at end of period	2,122	1,904
Accumulated depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(1,574)	(1,183)
Amortization charge for the year	(299)	(391)
Disposals	22	0
Intangible assets at end of period	SFr (1,851)	SFr (1,574)